Advance to Suppliers	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Advance to Suppliers [Abstract]
ADVANCE TO SUPPLIERS

7. ADVANCE TO SUPPLIERS

Advance to suppliers consisted of the following:

	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited）
Advance to suppliers	17,789	14,251	1,990
Less: allowance for expected credit losses	(8,323)	(4,443)	(621)
	9,466	9,808	1,369

As of the fiscal year ended December 31, 2024, the balance of advance to suppliers mainly represented the prepayments in relation to the development and purchase of battery-swapping stations as well as the development of UOTTA-powered EVs. As of the six months ended June 30, 2025, the balance of advance to suppliers mainly represented the prepayments in relation to the development of vehicle sourcing, general and administrative expenses, and purchase of battery-swapping stations. An analysis of the expected credit losses was as follows:

	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited）
Balance at beginning of the period	(8,472)	(8,323)	(1,163)
Additional reversal for expected credit losses	149	3,880	542
Balance at the end of the period	(8,323)	(4,443)	(621)

7. ADVANCE TO SUPPLIERS

Advance to suppliers consisted of the following:

	As of December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Advance to suppliers	15,359	19,288	17,789	2,437
Less: Allowance for doubtful accounts	(8,366)	(8,472)	(8,323)	(1,140)
	6,993	10,816	9,466	1,297

As of the fiscal year ended December 31, 2022 and 2023, the balance of advance to suppliers mainly represented the prepayments in relation to the development and purchase of battery-swapping stations as well as the development of UOTTA-powered EVs. As of the fiscal year ended December 31, 2024, the balance of advance to suppliers mainly represented the prepayments in relation to the development of vehicle sourcing and purchase of battery-swapping stations. An analysis of the expected credit losses was as follows:

	As of December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Balance at beginning of the year	-	(8,366)	(8,472)	(1,161)
Additional (allowance)/reversal for expected credit losses	(8,366)	(106)	149	21
Balance at the end of the year	(8,366)	(8,472)	(8,323)	(1,140)